Annual Total Returns[BarChart] - The Hartford MidCap Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.10%)	24.14%	33.83%	7.64%	(1.70%)	12.31%	13.03%	(14.74%)	30.32%	0.15%